SCHEDULE OF PREPAYMENTS AND OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments And Other Accounts Receivable
Advances to suppliers	$ 2,412
Prepaid expenses	120	223
Government institutions	166	241
Other	239	117
Total other accounts receivable	$ 2,937	$ 581